                                                      1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.      .......................
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    Post-Effective Amendment No.   14  .....................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No.   15  ....................................        X
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                    FEDERATED MANAGED ALLOCATION PORTFOLIOS
                        (formerly, Managed Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

     immediately  upon filing  pursuant to  paragraph  (b) X on January 28, 2002 pursuant to paragraph (b) 60 days after filing  pursuant to paragraph (a) (i) on
_________________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, DC  20037

[Logo of Federated]

Federated Managed Allocation Portfolios

PROSPECTUS

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January 31, 2002

Federated Managed Income Portfolio
Federated Managed Conservative Growth Portfolio
Federated Managed Moderate Growth Portfolio
Federated Managed Growth Portfolio

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INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Funds' Fees and Expenses?	8
What are the Funds' Investment Strategies?	15
What are the Principal Securities in Which the Funds Invests?	20
What are the Specific Risks of Investing in the Funds?	25
What do Shares Cost?	28
How are the Funds Sold?	29
How to Purchase Shares	29
How to Redeem Shares	31
Account and Share Information	33
Who Manages the Funds?	34
Financial Information	38

Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

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Fund	Objective
Federated Managed Income Portfolio ("FMIP")	To seek total return with an emphasis on income and potential for capital appreciation
Federated Managed Conservative Growth Portfolio ("FMCGP")	To seek total return with an emphasis on income and capital appreciation
Federated Managed Moderate Growth Portfolio ("FMMGP")	To seek capital appreciation with income as a secondary objective
Federated Managed Growth Portfolio ("FMGP")	To seek capital appreciation

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While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

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The Funds invest in diversified portfolios which are allocated among several categories of equity and fixed income securities. The Adviser manages the Funds based on the view that the investment performance of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple categories. Of secondary importance to each Fund's performance is allocation of the portfolio among asset categories in response to market conditions and the selection of securities within asset categories. Therefore, each Fund pursues its investment objective in the following manner:

  by setting ranges regarding the percentage of a Fund's portfolio assets which will be invested in each asset category;
  by allocating each Fund's portfolio among asset categories within those defined ranges; and
  by actively selecting securities within each of the asset categories.

The Funds will each allocate their portfolios within the following ranges of equity and fixed income securities:

Asset Category	FMIP Range	FMCGP Range	FMMGP Range	FMGP Range
Equity Securities	5%-25%	30%-50%	50%-70%	70%-90%
Fixed Income Securities	75%-95%	50%-70%	30%-50%	10%-30%

The Funds will further allocate portfolios among the following asset categories, in such proportions as the Adviser from time-to-time determines, consistent with the long-term ranges set by it: a Fund's equity portfolio will be allocated among large company stocks, small company stocks and foreign stocks; and a Fund's fixed income portfolio will be allocated among U.S. government securities, mortgage-backed securities, investment grade corporate debt, non-investment grade corporate debt ("junk bonds") and foreign fixed income securities. A Fund may lengthen or shorten the duration of its fixed income portfolio from time to time based on its interest rate outlook, but the Funds have no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

  Stock Market Risks. The value of equity securities in a Fund's portfolio will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which a Fund may invest may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.

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  Currency Risks. The exchange rates for currencies fluctuate daily; therefore, prices of the foreign securities in which a Fund invests are more volatile than prices of securities traded exclusively in the U.S.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

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  Call Risks. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.

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  Sector Risks. The Funds may allocate relatively more assets to certain industry sectors than to others; therefore, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.
  Liquidity Risks. The non-investment grade securities and complex collateralized mortgage obligations in which the Funds invest may not be readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Related to Company Size. The Funds may invest in smaller companies which may have unproven track records, a limited product or service base and limited access to capital, and may, therefore, be more likely to fail than larger companies.
  Risks Associated with Non-Investment Grade Securities. A Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. The Funds invest in securities issued by foreign companies; therefore, a Fund's share price may be affected by foreign economic and political conditions, taxation policies and accounting and auditing standards.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 5.24% (quarter ended March 31, 1995). Its lowest quarterly return was (0.81)% (quarter ended September 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2001. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBAB), and the Lehman Brothers Government/Credit Total Index (LBGCT), broad-based market indexes. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500	LBGCT[1]	LBAB[1]
1 Year	3.23%	(11.88)%	8.50%	8.44%
5 Years	5.93%	10.70%	7.37%	7.43%
Start of Performance[2]	6.76%	14.92%	7.66%	7.80%

1 The Fund has elected to change the benchmark from the LBGCT to the LBAB. The LBAB is more representation of the securities typically held by the Fund.

2 The Fund's Institutional Shares start of performance date was May 25, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 7.16% (quarter ended December 31, 1998). Its lowest quarterly return was (4.01)% (quarter ended September 30, 2001).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2001. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBAB) and the Lehman Brothers Government/Credit Total Index (LBGCT), broad-based market indexes. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500	LBGCT[1]	LBAB[1]
1 Year	(2.55)%	(11.88)%	8.50%	8.44%
5 Years	5.45%	10.70%	7.37%	7.43%
Start of Performance[2]	6.99%	14.92%	7.66%	7.80%

1 The Fund has elected to change the benchmark from LBGCT to LBAB. The LBAB is more representative of the securities typically held by the Fund.

2 The Fund's Institutional Shares start of performance date was May 25, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based on net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 12.01% (quarter ended December 31, 1998). Its lowest quarterly return was (8.47)% (quarter ended September 30, 2001).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2001. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500	LBAB
1 Year	(6.59)%	(11.88)%	8.44%
5 Years	5.39%	10.70%	7.43%
Start of Performance[1]	7.77%	14.92%	7.80%

1 The Fund's Institutional Shares start of performance date was May 25, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based on net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 15.71% (quarter ended December 31, 1998). Its lowest quarterly return was (12.66)% (quarter ended September 30, 2001).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2001. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500	LBAB
1 Year	(10.31)%	(11.88)%	8.44%
5 Years	4.77%	10.70%	7.43%
Start of Performance[1]	7.58%	14.92%	7.80%

1 The Fund's Institutional Shares start of performance date was May 25, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MANAGED INCOME PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.40%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.

Total Waivers of Fund Expenses	0.57%
Total Actual Annual Fund Operating Expenses (after waivers)	0.83%

2 The adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the fiscal year ended November 30, 2001.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 2001.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$143
3 Years	$443
5 Years	$766
10 Years	$1,680

What are the Fund's Fees and Expenses?

FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.33%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.

Total Waiver of Fund Expenses	0.20%
Total Actual Annual Fund Operating Expenses (after waiver)	1.13%

2 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 2001.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$135
3 Years	$421
5 Years	$729
10 Years	$1,601

What are the Fund's Fees and Expenses?

FEDERATED MANAGED MODERATE GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.29%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.

Total Waiver of Fund Expenses	0.20%
Total Actual Annual Fund Operating Expenses (after waiver)	1.09%

2 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 2001.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$131
3 Years	$409
5 Years	$708
10 Years	$1,556

What are the Fund's Fees and Expenses?

FEDERATED MANAGED GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.47%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. This is shown below along with the net expenses the Fundactually paid for the fiscal year ended November 30, 2001.

Total Waiver of Fund Expenses	0.20%
Total Actual Annual Fund Operating Expenses (after waiver)	1.27%

2 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 2001.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$150
3 Years	$465
5 Years	$803
10 Years	$1,757

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What are the Funds' Investment Strategies?

Each Fund will primarily invest in two types of assets: equities and fixed income, as follows:

  FMIP will invest 5%-25% of its assets in equity securities, and 75%-95% of its assets in fixed income securities;
  FMCGP will invest 30%-50% of its assets in equity securities, and 50%-70% of its assets in fixed income securities;
  FMMGP will invest 50%-70% of its assets in equity securities, and 30%-50% of its assets in fixed income securities; and
  FMGP will invest 70%-90% of its assets in equity securities, and 10%-30% of its assets in fixed income securities.

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The Adviser manages the Funds based on the view that the investment of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple asset categories ("Asset Categories") which include, with respect to a Fund's equity portfolio, the following: large company stocks, small company stocks and foreign stocks; and with respect to a Fund's fixed income portfolio, the following: U.S. government securities, mortgage-backed securities, investment grade corporate debt, non-investment grade corporate debt ("junk bonds") and foreign fixed income securities.

Of secondary importance to each Fund is the allocation of the portfolio's assets among the Asset Categories in response to market conditions and the selection of securities within Asset Categories.

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Therefore, each Fund pursues its investment objective in the following manner:

  by setting ranges regarding the percentage of a Fund's portfolio assets which will be invested in each Asset Category;
  by allocating each Fund's portfolio assets among Asset Categories within those defined ranges; and
  by actively selecting securities within each of the Asset Categories.

The Adviser will regularly review each Fund's allocation among Asset Categories. The Adviser will attempt to exploit price inefficiencies among the various Asset Categories. For example, the Adviser may move an Asset Category to its upper limit if the Adviser expects that category to offer superior returns relative to other Asset Categories. Likewise, the Adviser may move the Asset Category to its lower limit if the Adviser believes that category is overvalued relative to the other Asset Categories.

The selection of portfolio securities involves an approach specific to each Asset Category. The approach for each category is summarized as follows:

LARGE COMPANY STOCKS

With regard to the portion of each Fund's portfolio allocated to large company stocks, each Fund pursues its investment objective by investing in equities of companies that fall within the market capitalization range of the S&P 500 Index. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser identifies under-valued companies based on valuation models which identify companies trading at low valuation relative to their history, to the market, or to their expected future growth. The Adviser also invests in companies which may not be undervalued, but which offer growth prospects based upon an evaluation of the sustainability of current growth trends. In addition to these factors, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates.

SMALL COMPANY STOCKS

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With regard to the portion of each Fund's portfolio allocated to small company stocks, each Fund pursues its investment objective by investing at least 65% of the allocation in equity securities of companies that fall within the market capitalization range of the Russell 2500 Index (Index). The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for a Fund's portfolio.

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The Funds may buy securities in initial public offerings. The Funds will participate in such offerings without regard to the issuer's market capitalization. The Adviser may select initial public offerings based on its fundamental analysis of the issuer.

FOREIGN STOCKS

With regard to the portion of each Fund's portfolio allocated to foreign stocks, each Fund pursues its investment objective by investing the allocation in equity securities of companies based outside the United States. The Adviser manages the Funds based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.

Using its own quantitative process, the Adviser ranks the future performance potential of companies. The Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The Adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Funds' portfolios.

U.S. GOVERNMENT SECURITIES

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U.S. government securities consist of Treasury securities and non-mortgage-backed agency securities. The Adviser invests the U.S. government securities portion of the Funds' portfolios by setting an average duration target for the fixed income portion of each Fund, based upon the Adviser's interest rate outlook from time to time. In constructing a portfolio with a targeted average duration, the Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences. The Funds have no set duration parameters regarding the U.S. government securities which it purchases.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities generally offer higher yields than comparable non-mortgage backed government securities. The extra yield compensates for prepayment risk. The Adviser attempts to manage prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment risk less likely. Characteristics that the Adviser may consider in selecting mortgage-backed securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the mortgages have been outstanding, and the prior prepayment history of the mortgages.

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The Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

INVESTMENT GRADE CORPORATE DEBT

With regard to the allocation in domestic corporate fixed income securities, the Adviser allocates investments among industries and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities, but the Funds have no set maturity or duration parameters regarding the securities which it purchases. Duration measures the price sensitivity of a fixed income security to changes in interest rates. In selecting a portfolio security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

NON-INVESTMENT GRADE CORPORATE DEBT

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The Funds will invest in non-investment grade securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the Adviser. The other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest directly in non-investment grade securities. Although the selection of noninvestment grade domestic corporate securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer. The Funds have no set maturity or duration parameters regarding the securities which it purchases.

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FOREIGN FIXED INCOME SECURITIES

With regard to the allocation to foreign fixed income securities, each Fund pursues its objective by investing primarily in fixed income securities of foreign governments and their agencies which are members of the Organization for Economic Cooperation and Development.

The Adviser manages the foreign fixed income allocation to maintain an average AA rating of its portfolio securities. The Adviser uses the J.P. Morgan Global Traded Index Excluding U.S. Index (Global Index) as a starting point for selecting the foreign fixed income portfolio securities. The Adviser looks for opportunities to enhance each Fund's performance by diverging from the Global Index. Such opportunities may cause the Adviser to weight the portfolio differently than the Global Index or to buy securities not represented in the Index. Under ordinary market conditions, however, the duration of the portfolio securities does not deviate more than 25% from the duration of the Global Index. No more than 25% of the foreign fixed income allocation will be invested in any one country. The Funds also intend to invest at least 50% of the foreign fixed income allocation in securities that have received ratings in the two highest rating categories or unrated securities that the Adviser considers of comparable quality.

The Adviser weighs several factors in selecting investments for the foreign fixed income portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors.

Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The Adviser then evaluates available foreign fixed income investments in these countries based upon its outlook for interest and foreign exchange rates. The Adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Funds against circumstances that would normally cause the Funds' portfolio securities to decline in value, the Funds may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Funds may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Funds' ability to hedge may be limited by the costs of the derivatives contracts. The Funds may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Funds.

PORTFOLIO TURNOVER

Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

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What are the Principal Securities in Which the Funds Invest?

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EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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The following describes the types of fixed income securities in which the Funds principally invest:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

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The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.

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MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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SEQUENTIAL CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

TO BE ANNOUNCED SECURITIES (TBAs)

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As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

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Dollar Rolls

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Dollar rolls are transactions where the Funds sell mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

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FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Funds could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Funds realize a gain; if it is less, the Funds realize a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Funds from closing out a position. If this happens, the Funds will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Funds by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Funds and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Funds use derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Funds' exposure to interest rate and currency risks, and may also expose the Funds to liquidity and leverage risks. OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Funds may buy or sell forward foreign currency exchange contracts, interest rate futures contracts and stock index futures to accommodate cash flows and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest in mortgage-backed and high yield securities primarily by investing in another investment company and both domestic and foreign (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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INVESTMENT RATINGS FOR FIXED INCOME SECURITIES

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Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a nationally recognized statistical rating organization (NRSRO) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a NRSRO or are unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have a greater risk but a higher yield than comparable rated securities.

Securities rated BBB or below by Standard & Poor's (S&P) or Baa by Moody's Investors Service, Inc. have speculative characteristics.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

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Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement their investment strategies.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

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Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Funds does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Funds generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Funds' current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for each Fund is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How are the Funds Sold?

The Funds offers two share classes: Institutional Shares and Select Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals and financial institutions.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and

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  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within one business day. You will become the owner of Shares and receive dividends when a Fund receives your payment.

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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

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  Establish your account with a Fund by submitting a completed New Account Form; and
  Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after a Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by a Fund or Federated Shareholder Services Company, the Funds' transfer agent.

An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

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By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or

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  directly from the Funds if you purchased Shares directly from the Funds.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Funds at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem Shares by mailing a written request to a Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

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Call your investment professional or the Funds if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

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Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

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LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or

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  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

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SYSTEMATIC WITHDRAWAL PROGRAM

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You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

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The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

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Share Certificates

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The Funds no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund (except FMIP) declares and pays any dividends quarterly to shareholders. FMIP declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

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In addition, the Funds pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Funds?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser has delegated daily management of some Funds assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Funds. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

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The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

PORTFOLIO MANAGERS

The portfolio managers for the Funds' individual asset categories are as follows:

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Name (Portfolio Manager since)	Asset Category Managed	Biography
John W. Harris (December 1998)	Overall Allocation and Domestic Large Company Stocks

John W. Harris is a Portfolio Manager for the Funds and performs the overall asset allocation of the Funds' assets among the various asset categories. In addition, Mr. Harris is a manager of the U.S. large company stocks asset category. He has performed these duties since December 1998. In allocating the Funds' assets, Mr. Harris evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Funds' Adviser in December 1998. In January 2000, Mr. Harris became Vice President of the Funds' Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Michael P. Donnelly (June 1997)	Domestic Large Company Stocks

Mr. Donnelly joined Federated in 1989 as an Investment Analyst. He served as a Portfolio Manager from 1994 to 1998 and became a Senior Portfolio Manager in 1998. He was a Vice President of the Funds' Adviser from 1994 to 1999. In May 1999, Mr. Donnelly became a Senior Vice President of the Funds' Adviser. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

James E. Grefenstette (August 1994)	Domestic Large Company Stock

Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Funds' Adviser in January 2000. He served as a Vice President of the Funds' Adviser from 1996 through 1999 and was an Assistant Vice President of the Funds' Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Susan M. Nason (Inception)	U.S. Treasury Securities

Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Funds' Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Funds' Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Joseph M. Balestrino (Inception)	U.S. Treasury Securities and Investment-Grade Corporate Bonds

Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Funds' Adviser since 1998. He was a Portfolio Manager and a Vice President of the Funds' Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Funds' Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Kathleen M. Foody-Malus (Inception)	Mortgage-Backed Securities

Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Funds' Adviser since 1993. She was a Portfolio Manager and a Vice President of the Funds' Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Todd A. Abraham (January 2000)	Mortgage-Backed Securities

Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Funds' Adviser since 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Mark. E Durbiano (Inception)	High Yield Corporate Bonds

Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1996. From 1988 through 1995, Mr.Durbiano was a Portfolio Manager and a Vice President of the Funds' Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Robert M. Kowit (November 1995)	Foreign Bonds

Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Funds' Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

Nick Ivanov (January 2002)	Foreign Bonds

Mr. Ivanov joined Federated in March 1999 as a Senior Investment Analyst; he was named an Assistant Vice President of the Fund's/Trust's adviser in January 2000. Mr. Ivanov served as a Vice President with WestLB Securities Americas, Inc. from March 1997 to March 1999, and as a Senior Fixed Income Analyst with WestLB Research GmbH from October 1995 to March 1997. Mr. Ivanov earned an M.B.A. in finance from Columbia University Business School and an M.A. in philosophy from Sofia University.

Aash M. Shah (July 1996)	Domestic Small Company Stocks

Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of the Funds' Adviser since January 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of the Adviser from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

Lawrence Auriana (January 2002)	Domestic Small Company Stocks

Mr. Auriana joined Federated in April 2001 as a Senior Portfolio Manager/Co-Head of Investment Area. From 1984 to April, 2001, Mr. Auriana was a Portfolio Manager and President of Edgemont Asset Management Corp. Mr. Auriana earned a B.S. in economics from Fordham University.

Hans P. Utsch (January 2002)	Domestic Small Company Stocks

Mr. Utsch joined Federated in April 2001 as a Senior Portfolio Manager/Co-Head of Investment Area. From 1985 to April, 2001, Mr. Utsch was a Portfolio Manager, Chairman of the Board and Secretary of Edgemont Asset Management Corp. Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University.

Stephen F. Auth (May 2000)	Foreign Bonds and Foreign Stocks

Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.

Henry A. Frantzen (November 1995)	Foreign Bonds and Foreign Stocks

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Sub-Adviser and has overseen the operations of the Sub-Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.

Alexandre de Bethmann (November 1995)	Foreign Stocks

Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Funds' Sub-Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann is a Chartered Financial Analyst. He received his M.B.A. in Finance from Duke University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The Financial Highlights for the years ended November 30, 2001 and November 30, 2000, have been audited by Deloitte & Touche LLP. The Financial Highlights for each of the two years ended November 30, 1998, were audited by other auditors. Deloitte & Touche LLP's report is included with the Fund's audited financial statements in the Annual Report.

Federated Managed Income Portfolio

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.24	$10.41	$11.13	$10.77	$10.56
Income From Investment Operations:
Net investment income	0.51	0.58 [2]	0.55	0.55	0.60
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.06	(0.13)	(0.42)	0.49	0.30

TOTAL FROM INVESTMENT OPERATIONS	0.57	0.45	0.13	1.04	0.90

Less Distributions:
Distributions from net investment income	(0.51)	(0.53)	(0.54)	(0.55)	(0.62)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.02)	(0.09)	(0.31)	(0.13)	(0.07)

TOTAL DISTRIBUTIONS	(0.53)	(0.62)	(0.85)	(0.68)	(0.69)

Net Asset Value, End of Period	$10.28	$10.24	$10.41	$11.13	$10.77

Total Return[3]	5.76%	4.49%	1.22%	10.06%	8.88%

Ratios to Average Net Assets:

Expenses	0.83%	0.80%	0.80%	0.80%	0.80%

Net investment income	5.13%	5.62%	5.21%	5.09%	5.63%

Expense waiver/reimbursement[4]	0.57%	0.52%	0.54%	0.62%	0.70%

Supplemental Data:

Net assets, end of period (000 omitted)	$71,668	$71,408	$86,919	$81,421	$71,058

Portfolio turnover	19%	35%	95%	122%	99%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2001, which can be obtained free of charge.

Federated Managed Conservative Growth Portfolio

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$11.19	$11.82	$12.15	$11.98	$11.37
Income From Investment Operations:
Net investment income	0.35	0.48 [2]	0.45	0.44	0.49
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.43)	(0.40)	0.14	0.81	0.74

TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.08	0.59	1.25	1.23

Less Distributions:
Distributions from net investment income	(0.37)	(0.45)	(0.45)	(0.46)	(0.50)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.26)	(0.47)	(0.62)	(0.12)

TOTAL DISTRIBUTIONS	(0.89)	(0.71)	(0.92)	(1.08)	(0.62)

Net Asset Value, End of Period	$10.22	$11.19	$11.82	$12.15	$11.98

Total Return[3]	(0.75)%	0.60%	5.11%	11.19%	11.25%

Ratios to Average Net Assets:

Expenses	1.13%	1.06%	1.04%	1.08%	1.05%

Net investment income	3.62%	4.11%	3.78%	3.77%	4.27%

Expense waiver/reimbursement[4]	0.20%	0.20%	0.20%	0.20%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$110,413	$121,563	$51,961	$178,521	$164,728

Portfolio turnover	20%	43%	94%	117%	130%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2001, which can be obtained free of charge.

Federated Managed Moderate Growth Portfolio

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$12.33	$13.55	$13.15	$13.10	$12.23
Income From Investment Operations:
Net investment income	0.29	0.39 [2]	0.35	0.35	0.38
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.89)	(0.64)	1.00	0.92	1.19

TOTAL FROM INVESTMENT OPERATIONS	(0.60)	(0.25)	1.35	1.27	1.57

Less Distributions:
Distributions from net investment income	(0.30)	(0.36)	(0.35)	(0.34)	(0.40)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.61)	(0.60)	(0.88)	(0.30)

TOTAL DISTRIBUTIONS	(0.82)	(0.97)	(0.95)	(1.22)	(0.70)

Net Asset Value, End of Period	$10.91	$12.33	$13.55	$13.15	$13.10

Total Return[3]	(5.17)%	(2.19)%	11.00%	10.56%	13.39%

Ratios to Average Net Assets:

Expenses	1.09%	1.07%	1.06%	1.07%	1.05%

Net investment income	2.70%	2.89%	2.69%	2.67%	3.07%

Expense waiver/reimbursement[4]	0.20%	0.20%	0.20%	0.20%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$125,741	$161,366	$168,702	$173,514	$163,519

Portfolio turnover	36%	72%	113%	111%	136%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2001, which can be obtained free of charge.

Federated Managed Growth Portfolio

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$13.42	$15.17	$14.12	$13.58	$12.52
Income From Investment Operations:
Net investment income	0.18	0.27 [2]	0.22	0.23	0.30
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(1.39)	(1.02)	1.75	1.22	1.43

TOTAL FROM INVESTMENT OPERATIONS	(1.21)	(0.75)	1.97	1.45	1.73

Less Distributions:
Distributions from net investment income	(0.18)	(0.22)	(0.20)	(0.22)	(0.31)
Distributions from paid in capital[3]	(0.03)	--	--	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.78)	(0.72)	(0.69)	(0.36)

TOTAL DISTRIBUTIONS	(0.82)	(1.00)	(0.92)	(0.91)	(0.67)

Net Asset Value, End of Period	$11.39	$13.42	$15.17	$14.12	$13.58

Total Return[4]	(9.55)%	(5.48)%	14.83%	11.34%	14.40%

Ratios to Average Net Assets:

Expenses	1.27%	1.16%	1.15%	1.12%	1.05%

Net investment income	1.52%	1.81%	1.53%	1.66%	2.27%

Expense waiver/reimbursement[5]	0.20%	0.20%	0.22%	0.33%	0.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$69,632	$83,495	$93,453	$88,113	$76,271

Portfolio turnover	43%	86%	113%	123%	115%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2001, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated January 31, 2002, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Reports and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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[Logo of Federated]

Federated Managed Allocation Portfolios
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Federated is a registered mark of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

Cusip 314212408
Cusip 314212200
Cusip 314212804
Cusip 314212606

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G00873-03-IS (1/02)

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[Logo of Federated]

Federated Managed Allocation Portfolios

PROSPECTUS

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January 31, 2002

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Federated Managed Income Portfolio
Federated Managed Conservative Growth Portfolio
Federated Managed Moderate Growth Portfolio
Federated Managed Growth Portfolio

SELECT SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Funds' Fees and Expenses?	8
What are the Funds' Investment Strategies?	15
What are the Principal Securities In Which the Funds Invest?	20
What are the Specific Risks of Investing in the Funds?	25
What do Shares Cost?	28
How are the Funds Sold?	29
How to Purchase Shares	30
How to Redeem Shares	31
Account and Share Information	34
Who Manages the Funds?	34
Financial Information	38

Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Fund	Objective
Federated Managed Income Portfolio ("FMIP")	To seek total return with an emphasis on income and potential for capital appreciation
Federated Managed Conservative Growth Portfolio ("FMCGP")	To seek total return with an emphasis on income and capital appreciation
Federated Managed Moderate Growth Portfolio ("FMMGP")	To seek capital appreciation with income as a secondary objective
Federated Managed Growth Portfolio ("FMGP")	To seek capital appreciation

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

The Funds invest in diversified portfolios which are allocated among several categories of equity and fixed income securities. The Adviser manages the Funds based on the view that the investment performance of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple categories. Of secondary importance to each Fund's performance is allocation of the portfolio among asset categories in response to market conditions and the selection of securities within asset categories. Therefore, each Fund pursues its investment objective in the following manner:

  by setting ranges regarding the percentage of a Fund's portfolio assets which will be invested in each asset category;
  by allocating each Fund's portfolio among asset categories within those defined ranges; and
  by actively selecting securities within each of the asset categories.

The Funds will each allocate their portfolios within the following ranges of equity and fixed income securities:

Asset Category	FMIP Range	FMCGP Range	FMMGP Range	FMGP Range
Equity Securities	5%-25%	30%-50%	50%-70%	70%-90%
Fixed Income Securities	75%-95%	50%-70%	30%-50%	10%-30%

The Funds will further allocate portfolios among the following asset categories, in such proportions as the Adviser from time-to-time determines, consistent with the long-term ranges set by it: a Fund's equity portfolio will be allocated among large company stocks, small company stocks and foreign stocks; and a Fund's fixed income portfolio will be allocated among U.S. government securities, mortgage-backed securities, investment grade corporate debt, non-investment grade corporate debt ("junk bonds") and foreign fixed income securities. A Fund may lengthen or shorten the duration of its fixed income portfolio from time to time based on its interest rate outlook, but the Funds have no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

  Stock Market Risks. The value of equity securities in a Fund's portfolio will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which a Fund may invest may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.

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  Currency Risks. The exchange rates for currencies fluctuate daily; therefore, prices of the foreign securities in which a Fund invests are more volatile than prices of securities traded exclusively in the U.S.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

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  Call Risks. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.

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  Sector Risks. The Funds may allocate relatively more assets to certain industry sectors than to others; therefore, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.
  Liquidity Risks. The non-investment grade securities and complex collateralized mortgage obligations in which the Funds invest may not be readily marketable and may be subject to greater fluctuations in price than other securities.
  Risks Related to Company Size. The Funds may invest in smaller companies which may have unproven track records, a limited product or service base and limited access to capital and may, therefore, be more likely to fail than larger companies.
  Risks Associated with Non-Investment Grade Securities. A Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. The Funds invest in securities issued by foreign companies; therefore, a Fund's share price may be affected by foreign economic and political conditions, taxation policies and accounting and auditing standards.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Select Shares total returns on a calendar year-end basis.

The Fund's Select Shares are sold without a sales charge (load). The total returns displayed above are based on net asset value.

Within the period shown in the Chart, the Fund's Select Shares highest quarterly return was 5.04% (quarter ended March 31, 1995). Its lowest quarterly return was (0.99)% (quarter ended September 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Select Shares Average Annual Total Returns for the calendar periods ended December 31, 2001. The table shows the Fund's Select Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBAB) and the Lehman Brothers Government/Credit Total Index (LBGCT), broad-based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500	LBAB[1]	LBGCT[1]
1 Year	2.40%	(11.88)%	8.44%	8.50%
5 Years	5.21%	10.70%	7.43%	7.37%
Start of Performance[2]	6.00%	14.92%	7.80%	7.66%

1 The Fund has elected to change the benchmark from the LBGCT to the LBAB. The LBAB is more representative of the securities typically held by the Fund.

2 The Fund's Select Shares start of performance date was May 25, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Select Shares total returns on a calendar year-end basis.

The Fund's Select Shares are sold without a sales charge (load). The total returns displayed above are based on net asset value.

Within the period shown in the Chart, the Fund's Select Shares highest quarterly return was 6.89% (quarter ended December 31, 1998). Its lowest quarterly return was (4.20)% (quarter ended September 30, 2001).

Average Annual Total Return Table

The following table represents the Fund's Select Shares Average Annual Total Returns for the calendar periods ended December 31, 2001. The table shows the Fund's Select Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBAB) and the Lehman Brothers Government/Credit Total Index (LBGCT), broad-based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500	LBAB[1]	LBGCT[1]
1 Year	(3.16)%	(11.88)%	8.44%	8.50%
5 Years	4.69%	10.70%	7.43%	7.37%
Start of Performance[2]	6.25%	14.92%	7.80%	7.66%

1 The Fund has elected to change the benchmark from the LBGCT to the LBAB. The LBAB is more representative of the securities typically held by the Fund.

2 The Fund's Select Shares start of performance date was May 25, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Select Shares total returns on a calendar year-end basis.

The Fund's Select Shares are sold without a sales charge (load). The total returns displayed above are based on net asset value.

Within the period shown in the Chart, the Fund's Select Shares highest quarterly return was 11.85% (quarter ended December 31, 1998). Its lowest quarterly return was (8.67)% (quarter ended September 30, 2001).

Average Annual Total Return Table

The following table represents the Fund's Select Shares Average Annual Total Returns for the calendar periods ended December 31, 2001. The table shows the Fund's Select Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500	LBAB
1 Year	(7.21)%	(11.88)%	8.44%
5 Years	4.65%	10.70%	7.43%
Start of Performance[1]	7.03%	14.92%	7.80%

1 The Fund's Select Shares start of performance date was May 25, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Select Shares total returns on a calendar year-end basis.

The Fund's Select Shares are sold without a sales charge (load). The total returns displayed above are based on net asset value.

Within the period shown in the Chart, the Fund's Select Shares highest quarterly return was 15.52% (quarter ended December 31, 1998). Its lowest quarterly return was (12.75)% (quarter ended September 30, 2001).

Average Annual Total Return Table

The following table represents the Fund's Select Shares Average Annual Total Returns for the calendar periods ended December 31, 2001. The table shows the Fund's Select Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500	LBAB
1 Year	(10.91)%	(11.88)%	8.44%
5 Years	4.04%	10.70%	7.43%
Start of Performance[1]	6.85%	14.92%	7.80%

1 The Fund's Select Shares start of performance date was May 25, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MANAGED INCOME PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%
Distribution (12b-1) Fee[3]	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	2.15%

1 Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.

Total Waivers of Fund Expenses	0.62%
Total Actual Annual Fund Operating Expenses (after waivers)	1.53%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the fiscal year ended November 30, 2001.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.50% for the fiscal year ended November 30, 2001.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$218
3 Years	$673
5 Years	$1,154
10 Years	$2,483

What are the Fund's Fees and Expenses?

FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%
Distribution (12b-1) Fee[2]	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	2.08%

1 Although not contractually obligated to do so, the distributor waived certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.

Total Waiver of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waiver)	1.83%

2 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.50% for the fiscal year ended November 30, 2001.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$211
3 Years	$652
5 Years	$1,119
10 Years	$2,410

What are the Fund's Fees and Expenses?

FEDERATED MANAGED MODERATE GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%
Distribution (12b-1) Fee[2]	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	2.04%

1 Although not contractually obligated to do so, the distributor waived certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.

Total Waiver of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waiver)	1.79%

2 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.50% for the fiscal year ended November 30, 2001.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$207
3 Years	$640
5 Years	$1,098
10 Years	$2,369

What are the Fund's Fees and Expenses?

FEDERATED MANAGED GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%
Distribution (12b-1) Fee[2]	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	2.22%

1 Although not contractually obligated to do so, the distributor waived certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.

Total Waiver of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waiver)	1.97%

2 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.50% for the fiscal year ended November 30, 2001.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$225
3 Years	$694
5 Years	$1,190
10 Years	$2,554

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What are the Funds' Investment Strategies?

Each Fund will primarily invest in two types of assets: equities and fixed income, as follows:

  FMIP will invest 5%-25% of its assets in equity securities, and 75%-95% of its assets in fixed income securities;
  FMCGP will invest 30%-50% of its assets in equity securities, and 50%-70% of its assets in fixed income securities;
  FMMGP will invest 50%-70% of its assets in equity securities, and 30%-50% of its assets in fixed income securities; and
  FMGP will invest 70%-90% of its assets in equity securities, and 10%-30% of its assets in fixed income securities.

The Adviser manages the Funds based on the view that the investment of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple asset categories ("Asset Categories") which include, with respect to a Fund's equity portfolio, the following: large company stocks, small company stocks and foreign stocks; and with respect to a Fund's fixed income portfolio, the following: U.S. government securities, mortgage-backed securities, investment-grade corporate debt, non-investment grade corporate debt ("junk bonds") and foreign fixed income securities.

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Of secondary importance to each Fund is the allocation of the portfolio's assets among the Asset Categories in response to market conditions and the selection of securities within Asset Categories.

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Therefore, each Fund pursues its investment objective in the following manner:

  by setting ranges regarding the percentage of a Fund's portfolio assets which will be invested in each Asset Category;
  by allocating each Fund's portfolio assets among Asset Categories within those defined ranges; and
  by actively selecting securities within each of the Asset Categories.

The Adviser will regularly review each Fund's allocation among Asset Categories. The Adviser will attempt to exploit price inefficiencies among the various Asset Categories. For example, the Adviser may move an Asset Category to its upper limit if the Adviser expects that category to offer superior returns relative to other Asset Categories. Likewise, the Adviser may move the Asset Category to its lower limit if the Adviser believes that category is overvalued relative to the other Asset Categories.

The selection of portfolio securities involves an approach specific to each Asset Category. The approach for each category is summarized as follows:

LARGE COMPANY STOCKS

With regard to the portion of each Fund's portfolio allocated to large company stocks, each Fund pursues its investment objective by investing in equities of companies that fall within the market capitalization range of the S&P 500 Index. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser identifies under-valued companies based on valuation models which identify companies trading at low valuation relative to their history, to the market, or to their expected future growth. The Adviser also invests in companies which may not be undervalued, but which offer growth prospects based upon an evaluation of the sustainability of current growth trends. In addition to these factors, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates.

SMALL COMPANY STOCKS

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With regard to the portion of each Fund's portfolio allocated to small company stocks, each Fund pursues its investment objective by investing at least 65% of the allocation in equity securities of companies that fall within the market capitalization range of the Russell 2000 Stock Index (Index). The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for a Fund's portfolio. The Funds may buy securities in initial public offerings. The Funds will participate in such offerings without regard to the issuer's market capitalization. The Adviser may select initial public offerings based on its fundamental analysis of the issuer.

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FOREIGN STOCKS

With regard to the portion of each Fund's portfolio allocated to foreign stocks, each Fund pursues its investment objective by investing the allocation in equity securities of companies based outside the United States. The Adviser manages the Funds based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.

Using its own quantitative process, the Adviser ranks the future performance potential of companies. The Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The Adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Funds' portfolios.

U.S. GOVERNMENT SECURITIES

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U.S. government securities consist of Treasury securities and non-mortgage- backed agency securities. The Adviser invests the U.S. government securities portion of the Funds' portfolios by setting an average duration target for the fixed income portion of each Fund, based upon the Adviser's interest rate outlook from time to time. In constructing a portfolio with a targeted average duration, the Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences. The Funds have no set duration parameters regarding the U.S. government securities which it purchases.

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MORTGAGE-BACKED SECURITIES

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Mortgage-backed securities generally offer higher yields than comparable non- mortgage-backed government securities. The extra yield compensates for prepayment risk. The Adviser attempts to manage prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment risk less likely. Characteristics that the Adviser may consider in selecting mortgage- backed securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the mortgages have been outstanding, and the prior prepayment history of the mortgages.

The Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

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INVESTMENT GRADE CORPORATE DEBT

With regard to the allocation in domestic corporate fixed income securities, the Adviser allocates investments among industries and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities, but the Funds have no set maturity or duration parameters regarding the securities which it purchases. In selecting a portfolio security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

NON-INVESTMENT GRADE CORPORATE DEBT

The Funds will invest in non-investment grade securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the Adviser. The other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest directly in non-investment grade securities. Although the selection of non-investment grade domestic corporate securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer. The Funds have no set maturity or duration parameters regarding the securities which it purchases.

FOREIGN FIXED INCOME SECURITIES

With regard to the allocation to foreign fixed income securities, each Fund pursues its objective by investing primarily in fixed income securities of foreign governments and their agencies which are members of the Organization for Economic Cooperation and Development.

The Adviser manages the foreign fixed income allocation to maintain an average AA rating of its portfolio securities. The Adviser uses the J.P. Morgan Global Traded Index Excluding U.S. Index (Global Index) as a starting point for selecting the foreign fixed income portfolio securities. The Adviser looks for opportunities to enhance each Fund's performance by diverging from the Global Index. Such opportunities may cause the Adviser to weight the portfolio differently than the Global Index or to buy securities not represented in the Index. Under ordinary market conditions, however, the duration of the portfolio securities does not deviate more than 25% from the duration of the Global Index. No more than 25% of the foreign fixed income allocation will be invested in any one country. The Funds also intend to invest at least 50% of the foreign fixed income allocation in securities that have received ratings in the two highest rating categories or unrated securities that the Adviser considers of comparable quality.

The Adviser weighs several factors in selecting investments for the foreign fixed income portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors.

Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The Adviser then evaluates available foreign fixed income investments in these countries based upon its outlook for interest and foreign exchange rates. The Adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Funds against circumstances that would normally cause the Funds' portfolio securities to decline in value, the Funds may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Funds may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Funds' ability to hedge may be limited by the costs of the derivatives contracts. The Funds may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Funds.

PORTFOLIO TURNOVER

Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

What are the Principal Securities in Which the Funds Invest?

EQUITY SECURITIES

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Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value should increase directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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The following describes the types of fixed income securities in which the Funds principally invest:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.

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Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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SEQUENTIAL CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs , TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs AND POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

TO BE ANNOUNCED SECURITIES (TBAs)

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As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

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DOLLAR ROLLS

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Dollar rolls are transactions where the Funds sell mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

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FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Funds could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Funds realize a gain; if it is less, the Funds realize a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Funds from closing out a position. If this happens, the Funds will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Funds by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Funds and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Funds use derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Funds' exposure to interest rate and currency risks, and may also expose the Funds to liquidity and leverage risks. OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Funds may buy or sell forward foreign currency exchange contracts, interest rate futures contracts and stock index futures to accommodate cash flows and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest in mortgage-backed and both domestic and foreign high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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INVESTMENT RATINGS FOR FIXED INCOME SECURITIES

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Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a nationally recognized statistical rating organization (NRSRO) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a NRSRO or are unrated. When the Funds invest in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB or below by Standard and Poor's (S&P) or Baa by Moody's Investors Service have speculative characteristics.

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What are the Specific Risks of Investing in the Funds?

STOCK MARKET RISKS

The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

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Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement their investment strategies.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

What do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase or redeem Shares. The Funds do not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Funds' current NAV public offering price may be found in the mutual funds section of certain local newspapers under "Federated".

The required minimum initial investment for each Fund is $1,500. There is no required minimum subsequent investment amount An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How are the Funds Sold?

The Funds offer two share classes: Select Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Select Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of a Fund's Select Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within one business day. You will become the owner of Shares and receive dividends when a Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

  Establish your account with a Fund by submitting a completed New Account Form; and
  Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after a Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by a Fund or Federated Shareholder Services Company, the Funds' transfer agent.

An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable toThe Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Funds if you purchased Shares directly from the Funds.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

DIRECTLY FROM THE FUNDS

By Telephone

You may redeem Shares by simply calling the Funds at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to a Fund. You will receive a redemption amount based on the next calculated NAV after a Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund (except FMIP) declares and pays any dividends quarterly to shareholders. FMIP declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

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In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax Adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser has delegated daily management of some Funds' assets to the Sub- Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Funds. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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PORTFOLIO MANAGERS

The portfolio managers for the Funds' individual asset categories are as follows:

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Name (Portfolio Manager Since)	Asset Category Managed	Biography

John W. Harris (December 1998)	Overall Allocation and Domestic Large Company Stocks

John W. Harris is a Portfolio Manager for the Funds and performs the overall asset allocation of the Funds' assets among the various asset categories. In addition, Mr. Harris is a manager of the U.S. large company stocks asset category. He has performed these duties since December 1998. In allocating the Funds' assets, Mr. Harris evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Funds' Adviser in December 1998. In January 2000, Mr. Harris became Vice President of the Funds' Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Michael P. Donnelly (June 1997)	Domestic Large Company Stocks

Mr. Donnelly joined Federated in 1989 as an Investment Analyst. He served as a Portfolio Manager from 1994 to 1998 and became a Senior Portfolio Manager in 1998. He was a Vice President of the Funds' Adviser from 1994 to 1999. In May 1999, Mr. Donnelly became a Senior Vice President of the Funds' Adviser. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

James E. Grefenstette (August 1994)	Domestic Large Company Stocks

Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Funds' Adviser in January 2000. He served as a Vice President of the Funds' Adviser from 1996 through 1999 and was an Assistant Vice President of the Funds' Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Susan M. Nason (Inception)	U.S. Treasury Securities

Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Funds' Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Funds' Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Joseph M. Balestrino (Inception)	U.S. Treasury Securities and Investment-Grade Corporate Bonds

Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Funds' Adviser since 1998. He was a Portfolio Manager and a Vice President of the Funds' Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Funds' Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Kathleen M. Foody-Malus (Inception)	Mortgage-Backed Securities

Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Funds' Adviser since 1993. She was a Portfolio Manager and a Vice President of the Funds' Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Todd A. Abraham (January 2000)	Mortgage-Backed Securities

Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Funds' Adviser since 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Mark E. Durbiano (Inception)	High Yield Corporate Bonds

Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Funds' Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Robert M. Kowit (November 1995)	Foreign Bonds

Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Funds' Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

Nick Ivanov (January 2002)	Foreign Bonds

Mr. Ivanov joined Federated in March 1999 as a Senior Investment Analyst; he was named an Assistant Vice President of the Fund's Adviser in January 2000. Mr. Ivanov served as a Vice President with WestLB Securities Americas, Inc. from March 1997 to March 1999, and as a Senior Fixed Income Analyst with WestLB Research GmbH from October 1995 to March 1997. Mr. Ivanov earned an M.B.A. in Finance from Columbia University Business School and an M.A. in Philosophy from Sofia University.

Henry A. Frantzen (November 1995)	Foreign Bonds and Foreign Stocks

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as Executive Vice President of the Funds' Sub-Adviser and has overseen the operations of the Sub-Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Funds' Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his Bachelors Degree in Business Administration from the University of North Dakota.

Stephen F. Auth (May 2000)	Foreign Bonds and Foreign Stocks

Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Funds' Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.

Aash M. Shah (July 1996)	Domestic Small Company Stocks

Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of the Funds' Adviser since January 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of the Adviser from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. Mr. Shah is a Chartered Financial Analyst.

Lawrence Auriana (January 2002)	Domestic Small Company Stocks

Mr. Auriana joined Federated in April 2001 as a Senior Portfolio Manager/Co-Head of Investment Area. From 1984 to April 2001, Mr. Auriana was a Portfolio Manager and President of Edgemont Asset Management Corp. Mr. Auriana earned a B.S. in Economics from Fordham University.

Hans P. Utsch (January 2002)	Domestic Small Company Stocks

Mr. Utsch joined Federated in April 2001 as a Senior Portfolio Manager/Co-Head of Investment Area. From 1985 to April 2001, Mr. Utsch was a Portfolio Manager, Chairman of the Board and Secretary of Edgement Asset Management Corp. Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University.

Alexandre de Bethmann (November 1995)	Foreign Stocks

Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Funds' Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann is a Chartered Financial Analyst. He received his M.B.A. in Finance from Duke University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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The Financial Highlights for the years ended November 30, 2001, November 30, 2000, and November 30, 1999, have been audited by Deloitte & Touche LLP. The Financial Highlights for each of the three years ended November 30, 1998, were audited by other auditors. Deloitte & Touche LLP's report is included with the Fund's audited financial statements in the Annual Report.

Federated Managed Income Portfolio

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.24	$10.41	$11.13	$10.77	$10.56
Income From Investment Operations:
Net investment income	0.46	0.51 [2]	0.48	0.48	0.51
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.04	(0.13)	(0.42)	0.49	0.31

Total from investment operations	0.50	0.38	0.06	0.97	0.82

Less Distributions:
Distributions from net investment income	(0.44)	(0.46)	(0.47)	(0.48)	(0.54)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.02)	(0.09)	(0.31)	(0.13)	(0.07)

TOTAL DISTRIBUTIONS	(0.46)	(0.55)	(0.78)	(0.61)	(0.61)

Net Asset Value, End of Period	$10.28	$10.24	$10.41	$11.13	$10.77

Total Return[3]	5.01%	3.76%	0.52%	9.29%	8.14%

Ratios to Average Net Assets:

Expenses	1.53%	1.50%	1.50%	1.50%	1.50%

Net investment income	4.43%	4.92%	4.50%	4.39%	4.93%

Expense waiver/reimbursement[4]	0.62%	0.57%	0.59%	0.67%	0.75%

Supplemental Data:

Net assets, end of period (000 omitted)	$32,171	$36,238	$43,523	$46,193	$36,608

Portfolio turnover	19%	35%	95%	122%	99%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2001, which can be obtained free of charge.

Federated Managed Conservative Growth Portfolio

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999	[1]	1998	1997
Net Asset Value, Beginning of Period	$11.17	$11.80	$12.14	$11.96	$11.36
Income From Investment Operations:
Net investment income	0.34	0.40	2	0.37	0.37	0.40
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.48)	(0.40)	0.13	0.81	0.74

Total from investment operations	(0.14)	--	0.50	1.18	1.14

Less Distributions:
Distributions from net investment income	(0.29)	(0.37)	(0.37)	(0.38)	(0.42)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.26)	(0.47)	(0.62)	(0.12)

Total distributions	(0.81)	(0.63)	(0.84)	(1.00)	(0.54)

Net Asset Value, End of Period	$10.22	$11.17	$11.80	$12.14	$11.96

Total Return[3]	(1.33)%	(0.11)%	4.29%	10.51%	10.41%

Ratios to Average Net Assets:

Expenses	1.83%	1.76%	1.74%	1.78%	1.75%

Net investment income	2.92%	3.42%	3.08%	3.07%	3.51%

Expense waiver/reimbursement[4]	0.25%	0.25%	0.25%	0.25%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$50,413	$55,004	$64,972	$62,787	$47,499

Portfolio turnover	20%	43%	94%	117%	130%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2001, which can be obtained free of charge.

Federated Managed Moderate Growth Portfolio

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$12.29	$13.51	$13.11	$13.06	$12.20
Income From Investment Operations:
Net investment income	0.23	0.30 [2]	0.26	0.26	0.30
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.91)	(0.64)	1.00	0.92	1.18

Total from investment operations	(0.68)	(0.34)	1.26	1.18	1.48

Less Distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.26)	(0.25)	(0.32)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.61)	(0.60)	(0.88)	(0.30)

Total distributioNs	(0.74)	(0.88)	(0.86)	(1.13)	(0.62)

Net Asset Value, End of Period	$10.87	$12.29	$13.51	$13.11	$13.06

Total Return[3]	(5.89)%	(2.87)%	10.26%	9.80%	12.56%

Ratios to Average Net Assets:

Expenses	1.79%	1.77%	1.76%	1.77%	1.75%

Net investment income	2.00%	2.19%	1.99%	2.00%	2.37%

Expense waiver/reimbursement[4]	0.25%	0.25%	0.25%	0.25%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$76,065	$89,725	$95,824	$88,588	$72,746

Portfolio turnover	36%	72%	113%	111%	136%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2001, which can be obtained free of charge.

Federated Managed Growth Portfolio

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$13.40	$15.15	$14.10	$13.56	$12.50
Income From Investment Operations:
Net investment income	0.10	0.17 [2]	0.12	0.15	0.18
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(1.39)	(1.02)	1.75	1.21	1.46

Total from investment operations	(1.29)	(0.85)	1.87	1.36	1.64

Less Distributions:
Distributions from net investment income	(0.10)	(0.12)	(0.10)	(0.13)	(0.22)
Distributions from paid in capital[3]	(0.02)	--	--	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.78)	(0.72)	(0.69)	(0.36)

Total distributions	(0.73)	(0.90)	(0.82)	(0.82)	(0.58)

Net Asset Value, End of Period	$11.38	$13.40	$15.15	$14.10	$13.56

Total Return[4]	(10.18)%	(6.15)%	14.05%	10.58%	13.66%

Ratios to Average Net Assets:

Expenses	1.97%	1.86%	1.85%	1.82%	1.75%

Net investment income	0.82%	1.13%	0.83%	0.96%	1.29%

Expense waiver/reimbursement[5]	0.25%	0.25%	0.27%	0.38%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$59,463	$72,377	$68,512	$66,407	$45,514

Portfolio turnover	43%	86%	113%	123%	115%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2001, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated January 31, 2002 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Reports discuss market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To obtain the SAI, Annual Reports, Semi-Annual Reports and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.

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You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. Call 1-202-942-8090 for information on the SEC's Public Reference Room's operations and copying fees.

[Logo of Federated]

Federated Managed Allocation Portfolios
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Federated is a registered mark of Federated Investors, Inc.
2001 © Federated Investors, Inc.

Cusip 314212309
Cusip 314212101
Cusip 314212705
Cusip 314212507

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G00873-04-SEL (1/02)

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Federated Managed Allocation Portfolios

STATEMENT OF ADDITIONAL INFORMATION

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January 31, 2002

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Federated Managed Income Portfolio
Federated Managed Conservative Growth Portfolio
Federated Managed Moderate Growth Portfolio
Federated Managed Growth Portfolio

INSTITUTIONAL SHARES
SELECT SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Funds, dated January 31, 2002.

The SAI incorporates by reference the Funds' Annual Reports. Obtain a prospectus or the Annual Report without charge by calling 1-800-341-7400.

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[Logo of Federated]

Federated Managed Allocation Portfolios
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

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G00873-05 (1/02)

Federated is a registered mark
of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

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CONTENTS

How are the Funds Organized?	1
Securities in Which the Funds Invest	2
What do Shares Cost?	11
How are the Funds Sold?	12
Subaccounting Services	12
Redemption in Kind	12
Massachusetts Partnership Law	13
Account and Share Information	13
Tax Information	13
Who Manages and Provides Services to the Funds?	14
How do the Funds Measure Performance?	18
Who is Federated Investors, Inc.?	20
Financial Information	22
Investment Ratings	22
Addresses	24

How are the Funds Organized?

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Each Fund is a diversified portfolio of Federated Managed Allocation Portfolios (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities. Effective January 31, 2000, the Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios and Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Managed Aggressive Growth Fund changed their names to Federated Managed Income Portfolio, Federated Managed Conservative Growth Portfolio, Federated Managed Moderate Growth Portfolio and Federated Managed Growth Portfolio, respectively.

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The Board of Trustees (Board) has established two classes of Shares of each Fund, known as Institutional Shares and Select Shares (Shares). This SAI relates to both classes of Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Funds Invest

In pursuing its investment strategy, each Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

  P = Principal investment of a Fund; (bold in chart)
  A = Acceptable (but not principal) investment of a Fund; or
  N = Not an acceptable investment of a Fund.
Securities		Income Portfolio		Conservative Growth Portfolio		Moderate Growth Portfolio		Growth Portfolio
Common Stocks	.	P	.	P	.	P	.	P
Large Company Stocks	.	P	.	P	.	P	.	P
Small Company Stocks	.	P	.	P	.	P	.	P
Preferred Stocks	.	A	.	A	.	A	.	A
Interests in Other Limited Liability Companies	.	A	.	A	.	A	.	A
Real Estate Investment Trusts	.	A	.	A	.	A	.	A
Warrants	.	A	.	A	.	A	.	A
Treasury Securities	.	P	.	P	.	P	.	P
Agency Securities	.	P	.	P	.	P	.	P
Corporate Debt Securities	.	P	.	P	.	P	.	P
High-Yield Corporate Debt Securities	.	P	.	P	.	P	.	P
Mortgage-Backed Securities	.	P	.	P	.	P	.	P
Asset-Backed Securities	.	A	.	A	.	A	.	A
Zero Coupon Securities	.	A	.	A	.	A	.	A
Credit Enhancement	.	A	.	A	.	A	.	A
Convertible Securities	.	A	.	A	.	A	.	A
Foreign Securities	.	P	.	P	.	P	.	P
Foreign Stocks	.	P	.	P	.	P	.	P
Depositary Receipts	.	A	.	A	.	A	.	A
Foreign Exchange Contracts	.	A	.	A	.	A	.	A
Foreign Government Securities	.	P	.	P	.	P	.	P
Derivative Contracts	.	P	.	P	.	P	.	P
Futures Contracts	.	P	.	P	.	P	.	P
Options	.	A	.	A	.	A	.	A
Hybrid Instruments	.	A	.	A	.	A	.	A
Swaps	.	A	.	A	.	A	.	A
Repurchase Agreements	.	A	.	A	.	A	.	A
Reverse Repurchase Agreements	.	A	.	A	.	A	.	A
Delayed Delivery Transactions1	.	P	.	P	.	P	.	P
Securities Lending	.	A	.	A	.	A	.	A
Securities of Other Investment Companies	.	A	.	A	.	A	.	A
Asset Coverage	.	A	.	A	.	A	.	A

1 The Funds do not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

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Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the additional types of equity securities in which the Funds invest:

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COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Warrants give the Funds the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Funds may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Funds invest:

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TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

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CORPORATE DEBT SECURITIES

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Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro-rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest, (and Inverse Floater classes receive correspondingly less interest), as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

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ASSET-BACKED SECURITIES

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. The Funds may also purchase mortgage-related asset-backed securities such as home equity loans, second mortgages and manufactured housing obligations. Asset-backed securities have prepayment risks.

Like mortgage-backed securities, asset-backed securities may be issued by a private entity and, although these securities must be investment grade, they can present a credit risk.

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ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that the Funds have the option to exchange for equity securities at a specified conversion price. The option allows the Funds to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Funds to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and International Depositary receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Funds use derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to interest rate and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Funds may buy or sell forward foreign currency exchange contracts, interest rate futures contracts and stock index futures to accommodate cash flows and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Funds may buy and sell options on foreign currencies, foreign currency futures, securities and securities indexes to manage interest rate and currency risks. The Funds may write call options on securities which they own to generate income.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Funds to leverage risks or carry liquidity risks.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, a Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Funds may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Funds buy a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Funds' return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Funds are the sellers (rather than the buyers) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Funds. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Funds must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. The Funds record the transaction when they agree to buy the securities and reflect their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

TO BE ANNOUNCED SECURITIES (TBAs)

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As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Funds and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Funds.

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DOLLAR ROLLS

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Dollar rolls are transactions where the Funds sell mortgage- backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

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Securities Lending

The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Funds the equivalent of any dividends or interest received on the loaned securities.

The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Funds. However, the Funds must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Funds or the borrower. The Funds will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Funds' participation in this program must be consistent with their investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

SECURITIES OF OTHER INVESTMENT COMPANIES

Each Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its unvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

The Funds may invest in mortgage-backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Funds and may incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Funds will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Funds' obligations. Unless the Funds have other readily marketable assets to set aside, they cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Funds to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

Stock Market Risks

  The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money.
  The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement their investment strategies.

Currency Risks

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
  The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

Call and Prepayment Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.
  For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.
  Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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Sector Risks

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Company Size

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Risks Associated with Non-Investment Grade Securities

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  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively and their trading market may be more limited.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Leverage Risks

  Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risks

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Funds may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Funds will be required to continue to hold the security or keep the position open, and the Funds could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

Fund	Objective
Federated Managed Income Portfolio	To seek total return with an emphasis on income and potential for capital appreciation
Federated Managed Conservative Growth Portfolio	To seek total return with an emphasis on income and capital appreciation
Federated Managed Moderate Growth Portfolio	To seek capital appreciation with income as a secondary objective
Federated Managed Growth Portfolio	To seek capital appreciation

The investment objectives may not be changed by the Funds' Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if a Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Investing in Real Estate

A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

Underwriting

A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

A Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

A Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that a Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Illiquid Securities

A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of a Fund's net assets.

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

In applying a Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to cons titute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of a Fund's total assets in any one industry will constitute "concentration."

DETERMINING MARKET VALUE OF SECURITIES

Market values of a Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and
  for all other securities at fair value as determined in good faith by the Board.
  Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

What do Shares Cost?

Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of a Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How are the Funds Sold?

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (SELECT SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses and providing incentives to investment professionals) to promote sales of Select Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses and provide cash for orderly portfolio management and Select Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's sub accounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services and any restrictions and limitations imposed.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Funds. To protect their shareholders, the Funds have filed legal documents with Massachusetts that expressly disclaim the liability of their shareholders for acts or obligations of the Funds.

In the unlikely event a shareholder is held personally liable for the Funds' obligations, the Funds are required by the Declaration of Trust to use their property to protect or compensate the shareholder. On request, the Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Funds. Therefore, financial loss resulting from liability as a shareholder will occur only if a Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

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As of January 2, 2002 the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares of the Funds:

South Valley Bank & Trust, Medford, OR, owned approximately 727,089 Shares (6.98%) of the Managed Conservative Growth Portfolio, Institutional Shares. Bancorpsouth, Inc., Tupelo, MS owned approximately 769,798 Shares (7.39%) of the Managed Conservative Growth Portfolio, Institutional Shares. First United Bank & Trust owned approximately 250,267 Shares (5.11%) of the Managed Conservative Growth Portfolio, Select Shares.

First Citizens Bank & Trust Co., Raleigh, NC, owned approximately 293,191 Shares (5.69%) of the Managed Growth Portfolio, Select Shares.

First National Bank of El Campo, El Campo, TX, owned approximately 419,386 Shares (6.11%) of the Managed Moderate Growth Portfolio, Select Shares.

BayBank, First State Bank of Bayport, Bayport, MN, owned approximately 430,147 Shares (6.52%) of the Managed Income Portfolio, Institutional Shares. Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 440,894 Shares (6.68%) of the Managed Income Portfolio, Institutional Shares. Union Planters National Bank, Belleville, IL, owned approximately 166,533 Shares (5.43%) of the Managed Income Portfolio, Select Shares.

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Tax Information

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to registered investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed- income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, a Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Funds?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises four funds and the Federated Fund Complex is comprised of 44 investment companies, whose investment advisers are affiliated with the Funds' Adviser.

As of January 2, 2002 the Funds' Board and Officers as a group owned less than 1% of the Funds' outstanding Shares.

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Trust	Total Compensation From Trust and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); Director, Member of Executive Committee, University of Pittsburgh, formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management).	$1,533.76	$128,476.77 for the Trust and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,533.76	$128,476.77 for the Trust and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide); formerly: Partner, Andersen Worldwide SC.	$1,533.76	$128,476.77 for the Trust and 43 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,394.14	$116,780.01 for the Trust and 43 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$1,394.14	$116,780.01 for the Trust and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,394.14	$116,780.77 for the Trust and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$1,533.76	$128,476.77 for the Trust and 43 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Chancellor, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,522.71	$127,719.00 for the Trust and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$1,394.14	$116,780.02 for the Trust and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$1,394.14	$116,780.01 for the Trust and 43 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Trust and 37 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 36 other investment companies in the Fund Complex

J. Thomas Madden Birth Date: October 22, 1945 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Trust and 9 other investment companies in the Fund Complex

John W. Harris Birth Date: June 6, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT

John W. Harris has been the Fund's Portfolio Manager since December 1998. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

		$0	$0 for the Trust and 0 other investment companies in the Fund Complex

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* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Funds' Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

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When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

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Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

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For the fiscal year ended November 30, 2001, the Funds' Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of each Fund's transactions and the portion of which each Fund paid in brokerage commissions is as follows:

Fund	Brokerage Transactions	Brokerage Commissions
Federated Managed Income Portfolio	$ 6,570	$ 54
Federated Managed Growth Portfolio	56,103,012	131,275
Federated Managed Conservative Growth Portfolio	12,741,761	29,922
Federated Managed Moderate Growth Portfolio	75,196,249	174,784

On November 30, 2001, each Fund owned securities of the following regular broker/dealers:

Fund	Regular Broker/Dealer	Aggregate Amount of Securities Owned
Federated Managed Income Portfolio	Merrill Lynch Pierce Fenner Smith	$ 65,117
	Morgan Stanley, Dean Witter & Co.	66,600
Federated Managed Growth Portfolio	Merrill Lynch Pierce Fenner Smith	465,837
	Morgan Stanley, Dean Witter & Co.	549,450
Federated Managed Conservative Growth Portfolio	Merrill Lynch Pierce Fenner Smith	340,612
Federated Managed Moderate Growth Portfolio	Merrill Lynch Pierce Fenner Smith	561,008
	Morgan Stanley, Dean Witter & Co.	649,350

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Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

	Advisory Fee Paid Advisory Fee Waived Sub-Advisory Fee Paid			Brokerage Commissions Paid			Administrative Fee Paid
For the Fiscal Year Ended November 30	2001	2000	1999	2001	2000	1999	2001	2000	1999
Income Portfolio	$ 800,034	$ 876,065	$ 994,855	$ 1,814	$ 8,896	$ 13,258	$155,000	$155,000	$155,000
	398,661	375,244	448,968
	--	--	1,473
Conservative Growth Portfolio	1,278,414	1,514,799	1,767,694	44,383	170,518	120,815	155,000	155,000	177,712
	0	0	0
	--	--	4,697
Moderate Growth Portfolio	1,714,440	2,031,593	1,994,215	223,068	493,586	447,756	172,113	203,910	200,485
	0	0	0
	--	--	24,373
Growth Portfolio	1,084,568	1,275,429	1,179,534	176,213	414,196	353,922	155,000	155,000	155,000
	0	7,709	27,768
	--	--	13,271

	Select Shares		Institutional Shares		Select Shares
Figures for the Fiscal Year Ended November 30, 2001	12b-1 Fee Paid	12b-1 Fee Waived	Shareholder Servicing Fee Paid	Shareholder Servicing Fee Waived	Shareholder Servicing Fee Paid	Shareholder Servicing Fee Waived
Income Portfolio	$265,913	$ 88,638	$178,040	$142,432	$ 88,638	$0
Conservative Growth Portfolio	409,777	136,593	289,546	231,636	136,593	0
Moderate Growth Portfolio	661,549	220,516	350,964	280,771	220,516	0
Growth Portfolio	510,767	170,256	191,267	153,014	170,256	0

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Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How do the Funds Measure Performance?

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The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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	Average Annual Total Returns for the Periods Ended 11/30/2001						Yields for the 30-Day Period Ended 11/30/2001
	Institutional Shares			Select Shares
Fund	One-Year	Five-Year	Start of Performance (5/25/94)	One-Year	Five-Year	Start of Performance (5/25/94)	Institutional Shares	Select Shares
Income Portfolio	5.76%	6.04%	6.92%	5.01%	5.30%	6.17%	4.17%	3.47%
Conservative Growth Portfolio	(0.75)%	5.36%	7.06%	(1.33)%	4.63%	6.34%	2.86%	2.17%
Moderate Growth Portfolio	(5.17)%	5.24%	7.80%	(5.89)%	4.49%	7.04%	2.16%	1.47%
Growth Portfolio	(9.55)%	4.57%	7.52%	(10.18)%	3.86%	6.80%	0.92%	0.23%

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc., ranks funds in various fund categories by making competitive calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Portfolio will quote its Lipper ranking in advertising and sales literature.

Standard & Poor's Ratings Group Utility Index

Standard & Poor's Ratings Group Utility Index is an unmanaged market cap-weighted index of natural gas and electric companies.

Standard & Poor's Ratings Group Daily Stock Price Index of 500 Common Stocks

Standard & Poor's Ratings Group Daily Stock Price Index of 500 Common Stocks, is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries

Standard & Poor's Ratings Group Small-Cap 600 Index

Standard & Poor's Ratings Group Small-Cap 600 Index, is an unmanaged capitalization-weighted index representing all major industries in the mid-range of the U.S. Stock Market.

MSCI Europe, Australasia and Far East Index (EAFE)

MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

Russell 1000 Index

Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

Russell 2000 Index

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Lehman Brothers Treasury Intermediate Bond Index (U.S. Dollars)

Lehman Brothers Treasury Intermediate Bond Index (U.S. Dollars) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities between one and 9.9 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Treasury Long-Term Bond Index (U.S. Dollars)

Lehman Brothers Treasury Long-Term Bond Index (U.S. Dollars) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

J.P. Morgan Global Non-U.S. Government Bond Index

J.P. Morgan Global Non-U.S. Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden and United Kingdom.

Lehman Brothers Corporate Intermediate Bond Index (U.S. Dollars)

Lehman Brothers Corporate Intermediate Bond Index (U.S. Dollars) is a subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity less than 10 years.

Lehman Brothers Corporate B Index

Lehman Brothers Corporate B Index is an index composed of all bonds covered by Lehman Brothers High Yield Index rated "B" by Moody's Investors Service. Bonds have a minimum amount outstanding of $100 million and at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage-Backed Securities Index

Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages.

Lehman Brothers Government/Corporate (Total) Index

Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

Lehman Brothers Intermediate Government/Corporate Bond Index

Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers High Yield Index

Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

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FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds


In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assetsapproximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds


In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

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Mutual Fund Market


Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information


The Financial Statements for the Funds for the fiscal year ended November 30, 2001 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated November 30, 2001.


Investment Ratings

STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well established industries.
  High rates of return on funds employed.
  Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  Broad margins in earning coverage of fixed financial charges and high internal cash generation.
  Well established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED MANAGED INCOME PORTFOLIO
FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO
FEDERATED MANAGED MODERATE GROWTH PORTFOLIO
FEDERATED MANAGED GROWTH PORTFOLIO

Institutional Shares
Select Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:
            --------

             (a)        Conformed copy of Amended and Restated Declaration of
                        Trust of the Registrant; (12)
(b)   (i)   Copy of By-Laws of the Registrant; (1)
                  (ii)  Copy of Amendment No. 1 to the By-Laws
                        of the Registrant; (12)
                  (iii) Copy of Amendment No. 2 to the By-Laws
                        of the Registrant; (9)
                  (iv)  Copy of Amendment No. 3 to the By-Laws
                        of the Registrant; (9)
                  (v)   Copy of Amendment No. 4 to the By-Laws
                             of the Registrant; (9)
             (c)        Copy of Specimen Certificate for Shares of Beneficial
                        Interest of the Registrant; (2)
             (d)  (i)   Conformed copy of Investment Advisory Contract of the
Registrant; (3)
(ii)  Conformed copy of Exhibits A-D to the Investment
                        Advisory Contract of the Registrant; +
(iii) Conformed copy of an Amendment to the Investment Advisory
                        Contract of the Registrant; +
(iv)  Conformed copy of Sub-Advisory Contract of the
                        Registrant; (6)
(v)   Conformed copy of Exhibit A to the Sub-Advisory Contract of the
                        Registrant; +
(vi)  Conformed copy of an Amendment to the Sub-Advisory Contract of the Registrant; +
             (e)  (i)   Conformed copy of Distributor's Contract of the
                  Registrant; (3)

-----------------------
+ All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and
      811-7129).
2.    Response is incorporated by reference to Registrant's
      Pre-Effective Amendment No. 1 on Form N-1A filed February 11,
      1994 (File Nos. 33-51247 and 811-7129).
3.    Response is incorporated by reference to Registrant's
      Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994
      (File Nos. 33-51247 and 811-7129).
6.    Response is incorporated by reference to Registrant's Post
      Effective Amendment No. 6 on Form N-1A filed January 29, 1997
      (File Nos. 33-51247 and 811-7129).
9.    Response is incorporated by reference to Registrant's Post
      Effective Amendment No. 9 on Form N-1A filed December 2, 1998
      (File Nos. 33-51247 and 811-7129).
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 13 on Form N-1A filed on January 25,
      2001 (File Nos. 33-51247 and 811-7129).
(ii)
                  Conformed copy of Exhibit A to the Distributor's
                        Contract of the Registrant;(3)
(iii) Conformed copy of Exhibit B to the Distributor's Contract of the
                        Registrant;(3)
(iv)  Conformed copy of Exhibit C to the Distributor's Contract of the
                        Registrant;(3)
(v)   Conformed copy of Exhibit D to the Distributor's Contract of the
                        Registrant;(3)
(vi)  Conformed copy of Exhibit E to the Distributor's Contract of the
                        Registrant;(3)
(vii) Conformed copy of Exhibit F to the Distributor's Contract of the
                        Registrant;(3)
(viii)      Conformed copy of Exhibit G to the Distributor's Contract
                              of the Registrant;(3)
(ix)  Conformed copy of Exhibit H to the Distributor's Contract of the
                        Registrant;(3)
(x)   Conformed copy of an Amendment to the Distributor's Contract of the Registrant; +
                  (xi)  The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement;
                        Mutual Funds Service Agreement, and Plan Trustee/Mutual
                        Funds Service Agreement from Item 24(b)(6) of the Cash
                        Trust Series II Registration Statement on Form N-1A,
                        filed with the Commission on July 24, 1995. (File
                        Numbers 33-38550 and 811-6269);
             (f)        Not applicable;
             (g)  (i)   Conformed copy of Custodian Contract of the
                  Registrant; (4)
(ii)  Conformed copy of an Amendment to the Custodian Contract of the Registrant; +
                  (iii) Conformed copy of Custodian Fee Schedule; (7)
             (h)  (i)   Conformed copy of Amended and Restated Agreement for
                        Fund Accounting Services, Administrative Services,
                        Shareholder Transfer Agency Services and Custody
                            Services Procurement; (6)
                  (ii)  Conformed copy of an Amendment to the Agreement for
                        Fund Accounting Services, Administrative Services,
                        Shareholder Transfer Agency Services and Custody
                             Services Procurement; +
                  (iii) The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from
                        Item (h) (v) of the Investment Series Funds, Inc.
                        Registration Statement on Form N-1A, filed with the
                        Commission on January 23, 2002. (File Nos.
                        33-48847 and 811-07021);

-----------------------
+ All exhibits have been filed electronically.

3.    Response is incorporated by reference to Registrant's
      Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994
      (File Nos. 33-51247 and 811-7129).
4.    Response is incorporated by reference to Registrant's Post
      Effective Amendment No. 1 on Form N-1A filed September 30, 1994
      (File Nos. 33-51247 and 811-7129).
6.    Response is incorporated by reference to Registrant's Post
      Effective Amendment No. 6 on Form N-1A filed January 30, 1997
      (File Nos. 33-51247 and 811-7129).
7.    Response is incorporated by reference to Registrant's Post
      Effective Amendment No. 7 on Form N-1A filed November 26, 1997
      (File Nos. 33-51247 and 811-7129).

                  (iv)  The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between
                        Fidelity and Federated Shareholder Services from Item
                        24(b)(9)(iii) of the Federated GNMA Trust
                        Registration Statement of Form N-1A, filed with the
                        Commission on March 25, 1996. (File Nos. 2-75670 and
                        811-3375);
                  (v)   The responses described in Item 23(e)(xi) are hereby
                        incorporated by reference;
            (i)         Conformed copy of Opinion and Consent of
                        Counsel as to legality of shares being
                        registered; (2)
            (j)         Conformed copy of Consent of Independent
                  Auditors; +
            (k)         Not applicable;
            (l)         Conformed copy of Initial Capital
                               Understanding; (2)
            (m)   (i)   Conformed copy of Distribution Plan of the
                        Registrant; (4)
                  (ii)  Conformed copy of Exhibits A-D of the
                        Distribution Plan of the Registrant; +
                  (iii) The responses described in Item 23(e)(xi) are
                hereby incorporated by reference;
            (n)         The Registrant hereby incorporates the conformed copy of
                        the specimen Multiple Class Plan from Item (n) of
                        Federated American Leaders Fund, Inc. Registration
                        Statement on Form N-1A, filed with the Commission on May
                        25, 2001 (File Nos. 2-29786 and 811-1704);
            (o)   (i)   Conformed copy of Power of Attorney of the
                                Registrant; (12)
(ii)  Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (12)
                  (iii) Conformed copy of Limited Power of Attorney; (11) (p)
Conformed copy of the Code of Ethics for Access Persons; (12)

Item 24.  Persons Controlled by or Under Common Control with Registrant:
          -------------------------------------------------------------

            None.

Item 25. Indemnification: (2)
         ---------------

-----------------------
+ All exhibits have been filed electronically.

2.    Response is incorporated by reference to Registrant's
      Pre-Effective Amendment No. 1 on Form N-1A filed February 11,
      1994 (File Nos. 33-51247 and 811-7129).
4.    Response is incorporated by reference to Registrant's Post
      Effective Amendment No. 1 on Form N-1A filed September 30, 1994
      (File Nos. 33-51247 and 811-7129).
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed November 29,
      1999 (File Nos. 33-51247 and 811-7129).
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 13 on Form N-1A filed on January 25,
      2001 (File Nos. 33-51247 and 811-7129).

Item 26. Business and Other Connections of Investment Adviser:
         ----------------------------------------------------

         For a description of the other business of the investment
         adviser, see the section entitled "Who Manages the Fund?" in
         Part A. The affiliations with the Registrant of four of the
         Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
         Manages and Provides Services to the Fund?"  The remaining
         Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief
         Financial Officer, Federated Investors, Inc.), 1001 Liberty
         Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a
         principal of the firm  Mark D. Olson & Company, L.L.C. and
         Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little
         Falls Center Two, 2751 Centerville Road, Wilmington, DE  19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard J. Picchi
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Robert E. Cauley
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven J. Lehman
                                             Marian R. Marinack
         Vice Presidents:                    Natalie F. Metz
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Keith J. Sabol
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             David Burns
                                             Hanan Callas
                                             Regina Chi
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             John T. Gentry
                                             Kathryn P. Heagy
                                             Carol Kayworth
                                             J. Andrew Kirschler
                                             Ram Kolluri
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
         Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the
         Federated Fund Complex described in Part B of this Registration
         Statement.

Item 27.  Principal Underwriters:
          -----------------------

          (a)     Federated Securities Corp. the Distributor for shares
                  of the Registrant, acts as principal underwriter for
                  the following open-end investment companies,
                  including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D.
Jones & Co. Daily Passport Cash Trust; Federated Limited Duration
Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated
ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated
Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA
Trust; Federated Government Income Securities, Inc.; Federated High
Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income
Securities Trust; Federated Income Trust; Federated Index Trust;
Federated Institutional Trust; Federated Insurance Series; Federated
International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal
Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.;
Federated Municipal Securities Income Trust; Federated Short-Term
Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock
Trust; Federated Total Return Series, Inc.; Federated U.S. Government
Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years;
Federated U.S. Government Securities Fund: 2-5 Years; Federated Total
Return Government Bond Fund; Federated Utility Fund, Inc.; Federated
World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds;
Independence One Mutual Funds; Intermediate Municipal Trust; Marshall
Funds; Money Market Obligations Trust; Regions Morgan Keegan Select
Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance
Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision
Group of Funds, Inc.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

         (1)                         (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

         (1)                         (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a)
            of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                    Federated Investors Tower 1001 Liberty
                                          Avenue Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the Agent
                                          for Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, MA 02266-8600
            ("Transfer Agent and
            Dividend Disbursing Agent")

            Federated Services Company    Federated Investors Tower
            ("Administrator")             1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

            Federated Investment          Federated Investors Tower
            Management Company            1001 Liberty Avenue
            ("Adviser")                   Pittsburgh, PA  15222-3779

            State Street Bank and
            Trust Company                 P.O. Box 8600
            ("Custodian")                 Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                  SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, FEDERATED MANAGED ALLOCATION PORTFOLIOS
(formerly, Managed Series Trust), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 28th day of January, 2002.

                    FEDERATED MANAGED ALLOCATION PORTFOLIOS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  January 25, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ C. Grant Anderson
    C. Grant Anderson             Attorney In Fact        January 25, 2002
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J. Christopher Donahue*           President

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley *                Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney